Financing Costs And Income (Table)	12 Months Ended
Jan. 31, 2023
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Summary of financing costs and income
Details of financing costs and financing income were as follows:

	Years ended
	January 31, 2023	January 31, 2022

Interest on long-term debt	$83.2	$46.3
Transaction costs on long-term debt	1.1	44.1
Interest on lease liabilities	5.4	7.2
Net interest on employee future benefit liabilities	4.6	4.9
Interest and commitment fees on revolving credit facilities	21.0	3.4
Other	(0.5)	23.0
Financing costs	114.8	128.9

Financing income	(6.0)	(3.8)
Net financing costs	$108.8	$125.1